Intangible assets - Summary of impairment charges (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impairment of intangible assets
Carrying value	$ 20,947,000,000	$ 20,833,000,000	$ 21,959,000,000
Research and development expense	55,000,000	609,000,000	539,000,000
Selling, general and administrative costs	185,000,000	427,000,000	144,000,000
Other operating income and expense		(3,000,000)
Net impairment charges	240,000,000	1,033,000,000	683,000,000
Launched products
Impairment of intangible assets
Impairment charges	350,000,000	425,000,000	144,000,000
Reversal of impairment	165,000,000
Launched products | Bydureon
Impairment of intangible assets
Impairment charges	102,000,000	154,000,000
Carrying value	$ 581,000,000	747,000,000
Group's valuation model	15
Launched products | Duaklir
Impairment of intangible assets
Impairment charges	$ 200,000,000
Carrying value	210,000,000
Launched products | Eklira/Tudorza
Impairment of intangible assets
Impairment charges		84,000,000	114,000,000
Carrying value		192,000,000	396,000,000
Launched products | FluMist
Impairment of intangible assets
Impairment charges		52,000,000
Carrying value	300,000,000	172,000,000
Reversal of impairment	147,000,000
Products in development
Impairment of intangible assets
Impairment charges	55,000,000
Reversal of impairment	0	3,000,000	28,000,000
Product, marketing and distribution rights
Impairment of intangible assets
Carrying value	20,113,000,000	20,049,000,000	21,229,000,000
Research and development expense	55,000,000	609,000,000	539,000,000
Selling, general and administrative costs	185,000,000	425,000,000	144,000,000
Other operating income and expense		(3,000,000)
Net impairment charges	240,000,000	1,031,000,000	683,000,000
Other intangibles
Impairment of intangible assets
Carrying value	514,000,000	552,000,000	491,000,000
Software development costs
Impairment of intangible assets
Carrying value	$ 320,000,000	232,000,000	$ 239,000,000
Selling, general and administrative costs		2,000,000
Net impairment charges		$ 2,000,000